UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Focus Growth Fund

        Master Large Cap Series LLC

Master Large Cap Focus Growth Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Large Cap Focus Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Focus Growth Portfolio	$1,165,520,071
Total Investments (Cost — $926,220,734) — 100.1%	1,165,520,071
Liabilities in Excess of Other Assets — (0.1)%	(741,778)

Net Assets — 100.0%	$1,164,778,293

Notes to Schedule of Investments

BlackRock Large Cap Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,165,520,071 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of September 30, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	Master Large Cap Focus Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.3%
Southwest Airlines Co.	259,740	$14,540,245
Banks — 4.6%
Bank of America Corp.	881,736	22,343,190
First Republic Bank	185,976	19,427,053
U.S. Bancorp	230,562	12,355,818

		54,126,061
Beverages — 4.0%
Constellation Brands, Inc., Class A	178,178	35,537,602
Dr. Pepper Snapple Group, Inc.	125,498	11,102,808

		46,640,410
Biotechnology — 5.5%
Alexion Pharmaceuticals, Inc. (a)	325,625	45,681,931
Vertex Pharmaceuticals, Inc. (a)	118,930	18,082,117

		63,764,048
Building Products — 0.5%
JELD-WEN Holding, Inc. (a)	150,528	5,346,755
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	120,191	22,033,414
Electrical Equipment — 1.5%
Acuity Brands, Inc.	103,679	17,758,139
Energy Equipment & Services — 1.9%
Halliburton Co.	475,149	21,871,108
Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc.	24,559	10,960,682
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. (a)	533,904	15,573,980
Health Care Providers & Services — 5.9%
Centene Corp. (a)	131,233	12,699,417
UnitedHealth Group, Inc.	283,744	55,571,262

		68,270,679
Hotels, Restaurants & Leisure — 2.4%
Domino’s Pizza Enterprises Ltd.	205,332	7,397,728
Domino’s Pizza, Inc.	105,897	21,025,849

		28,423,577
Internet & Direct Marketing Retail — 14.6%
Amazon.com, Inc. (a)	103,236	99,245,929
Netflix, Inc. (a)	171,920	31,177,692
Priceline Group, Inc. (a)	21,371	39,126,454

		169,550,075
Internet Software & Services — 15.6%
Alibaba Group Holding Ltd. — ADR (a)	54,003	9,326,858
Alphabet, Inc., Class A (a)	45,466	44,271,154
Alphabet, Inc., Class C (a)	44,706	42,877,972
Facebook, Inc., Class A (a)	273,417	46,718,763
Tencent Holdings Ltd.	883,828	38,641,573

		181,836,320
IT Services — 5.7%
Global Payments, Inc.	110,498	10,500,625

Common Stocks	Shares	Value
IT Services (continued)
PayPal Holdings, Inc. (a)	155,216	$9,938,480
Visa, Inc., Class A	438,964	46,196,571

		66,635,676
Life Sciences Tools & Services — 1.3%
Illumina, Inc. (a)	77,371	15,412,303
Media — 1.0%
Comcast Corp., Class A	303,657	11,684,721
Pharmaceuticals — 1.5%
Zoetis, Inc.	276,521	17,630,979
Professional Services — 1.7%
Equifax, Inc.	189,396	20,074,082
Semiconductors & Semiconductor Equipment — 6.1%
ASML Holding NV	96,011	16,437,083
Broadcom Ltd.	60,964	14,786,209
NVIDIA Corp.	120,203	21,488,690
Teradyne, Inc.	493,717	18,410,707

		71,122,689
Software — 14.4%
Activision Blizzard, Inc.	221,691	14,301,286
Adobe Systems, Inc. (a)	136,753	20,400,813
Autodesk, Inc. (a)	236,838	26,587,434
Electronic Arts, Inc. (a)	99,576	11,755,943
Microsoft Corp.	1,081,375	80,551,624
Zendesk, Inc. (a)	489,106	14,237,876

		167,834,976
Specialty Retail — 4.1%
Home Depot, Inc.	173,015	28,298,333
Ulta Beauty, Inc. (a)	85,696	19,372,438

		47,670,771
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	126,374	19,476,761
Total Long-Term Investments (Cost — $877,060,888) — 99.4%		1,158,238,451

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (b)(c)	26,987,291	26,987,291
Total Short-Term Securities (Cost — $26,987,291) — 2.3%		26,987,291
Total Investments (Cost — $904,048,179) — 101.7%		$1,185,225,742
Liabilities in Excess of Other Assets — (1.7)%		(19,692,619)

Net Assets — 100.0%		$1,165,533,123

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Annualized 7-day yield as of period end.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (concluded)	Master Large Cap Focus Growth Portfolio

(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Loss[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	665,172	26,322,119	26,987,291	$26,987,291	$19,085		—	—
BlackRock Liquidity Series, LLC, Money Market Series	7,220,967	(7,220,967)	—	—	127,793	[2]	$(692)	$718
Total				$26,987,291	$146,878		$(692)	$718

[1]	Includes net capital gain distributions, if applicable.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expense, and other payments to and from borrowers of securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,112,199,150	46,039,301	—	$1,158,238,451
Short-Term Securities	26,987,291	—	—	26,987,291

Total	$1,139,186,441	46,039,301	—	$1,185,225,742

[1]	See above Schedule of Investments for values in each industry.

During the period ended September 30, 2017, there were no transfers between levels.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 20, 2017